RELATED PARTY TRANSACTIONS (Related Party Relationships) (Details)	12 Months Ended
Dec. 31, 2016
Hesine Technologies International Worldwide Inc. (“Hissage”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
RPL Holdings Limited (“RPL”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	The Companys parent company
Beijing Wangnuo Xingyun Technology Co., Ltd. (“Wangnuo Xingyun”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Companys senior management has significant influence
Symbol Media (HK) Limited ("Symbol") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Zhijian Fengyun (Beijing) Technology Co., Ltd.("Zhijian") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Showself Beijing Technology Co., Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group before May 15, 2014, and subsequently a subsidiary of the Group
Inmotion Technologies Co., Ltd. (“Inmotion”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Companys senior management has significant influence before December 2014
Asia Smart Media Inc. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Beijing Hesine Ruizhi Technology Co., Ltd. (“Hesine Ruizhi”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Shanghai Launcher Software Technology Co. (“Launcher”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group before February 29,2016 and subsequently a subsidiary of the Group
Beijing Yuanxin Technology Co., Ltd. (“Yuanxin”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	A company over which one of the Companys senior management has significant influence
Tianjin Yieryi Technology Co., Ltd. (“Yieryi”) [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
Beijing Linjia Technology Co. Ltd. [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group
DoFun Ltd. ("DoFun") [Member]
Major Related Parties and Relationships [Line Items]
Relationship with the Group	An equity investee of the Group